9. Business Acquisitions (Details - Acquisitions) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Oct. 02, 2015	Sep. 30, 2015
Professional fees paid	$ 182,582	$ 359,557	$ 358,637	$ 629,651	$ 997,117	$ 1,237,221
Goodwill	$ 1,094,702		$ 1,094,702		1,094,702	1,094,702		$ 662,967
Tax Coach Software [Member]
Professional fees paid					444,600	$ 444,650
Tax Coach Software [Member]
Stock issued for acquisition, shares						6,000,000
Common stock issued in stock exchange					1,500,020
Additional paid in capital for the escrow agreement provision					404,600
Intangible assets acquired							$ 719,400
Net assets acquired/ net liabilities assumed							90,518
Goodwill							1,904,620
Total assets acquired							809,918
Fair value of acquisition					$ 1,094,702
Assets acquired:
Cash							57,025
Accounts receivable							15,476
Accounts receivable - other							5,408
Internally developed software							152,000
Total tangible assets							229,909
Liabilities assumed:
Accrued expenses							69,485
Line of credit							69,906
Total liabilities							139,391
Net acquired assets/liabilities							90,518
Tax Coach Software [Member] | Trade Names [Member]
Intangible assets acquired							69,300
Tax Coach Software [Member] | Customer Relationships [Member]
Intangible assets acquired							44,900
Tax Coach Software [Member] | Proprietary Content [Member]
Intangible assets acquired							525,100
Tax Coach Software [Member] | Prospect List [Member]
Intangible assets acquired							53,800
Tax Coach Software [Member] | Noncompete Agreements [Member]
Intangible assets acquired							$ 26,300